Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Basic Earnings Per Common Share
Net income attributable to equity holders of the bank	$ 5,758	[1]	$ 5,453	$ 5,337
Dividends on preferred shares and distributions on other equity instruments	(211)		(184)	(184)
Net income available to common shareholders	$ 5,547		$ 5,269	$ 5,153
Weighted-average number of common shares outstanding	638,881		642,930	649,650
Basic earnings per common share	$ 8.68	[1]	$ 8.19	$ 7.93
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 5,547		$ 5,269	$ 5,153
Weighted-average number of common shares outstanding	638,881		642,930	649,650
Effect of dilutive instruments
Stock options potentially exercisable	5,326		5,876	6,859
Common shares potentially repurchased	(3,847)		(3,893)	(4,548)
Weighted-average number of diluted common shares outstanding	640,360		644,913	651,961
Diluted earnings per common share	$ 8.66	[1]	$ 8.17	$ 7.90

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).